Insurance (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Types of Insurance Coverage

The Group has an insurance policy that considers principally risk concentration and materiality, taking into consideration the nature of its activities and the opinion of its insurance advisors. As of June 30, 2020, insurance coverage is as follows:

		Amount insured
Item	Type of coverage	June 30, 2020	December 31, 2019
Industrial complex and administrative sites	Any damages to buildings, facilities, inventories, and machinery and equipment	5,511,760	2,322,801
Vehicles	Fire, theft and collision for 818 vehicles (936 in 2018)	259,004	212,027
Loss of profits	No loss of profits due to material damages to facilities buildings and production machinery and equipment	1,582,000	1,582,000
Transport	Damages to products in transit	97,086	32,309
Civil liability	Protection against error or complaints in the exercise of professional activity that affect third parties	1,392,756	532,510
Environmental liability	Protection against environmental accidents that may result in environmental lawsuits	30,000	30,000